Significant Accounting Judgments, Estimates, and Assumptions (Narrative) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Notional amount of derivatives	$ 25,783,596	$ 23,423,169
LIBOR and Other Rates Subject to Reform [Member] | Significant interest rate benchmarks subject to interest rate benchmark reform [member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Non-derivative financial assets		17,000
Non-derivative financial liabilities		12,000
Notional amount of derivatives		2,645,000
Off-balance sheet commitments		$ 64,000